Fair Value - Valuation Technique and Inputs (Details) $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value		$ 10,680,714	$ 12,639,845
Equities, at fair value		1,295,164	694,301
Other invested assets carried at fair value		2,399,885	784,603
Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value		180,342	159,964
Equities, at fair value		1,211,761	647,725
Other invested assets carried at fair value		2,413,277	779,640
Insurance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		14,960	2,960
Insurance | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		9,403	0
Finance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		31,443	25,018
Finance | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		126	13,710
Technology
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		3,027	17,748
Technology | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		0	12,256
U.S. states, territories and municipalities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value		157,234	134,593
U.S. states, territories and municipalities | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value		143,427	120,898
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value		$ 143,427	$ 120,898
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		(0.001)	0.002
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.096	0.102
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.035	0.043
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value		$ 18,228	$ 17,596
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.047	0.067
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.047	0.067
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.047	0.067
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		$ 9,403
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.6
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.6
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.6
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		7.7
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		7.7
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		7.7
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.300
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.300
Equities | Insurance | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.300
Equities | Finance | Significant unobservable inputs (Level 3) | Lag reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value	[1]		$ 13,710
Equities | Finance | Significant unobservable inputs (Level 3) | Lag reported market value | Transaction price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input			12.0
Equities | Finance | Significant unobservable inputs (Level 3) | Lag reported market value | Transaction price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input			12.0
Equities | Finance | Significant unobservable inputs (Level 3) | Lag reported market value | Transaction price | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input			12.0
Equities | Technology | Significant unobservable inputs (Level 3) | Reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value			$ 12,256
Equities | Technology | Significant unobservable inputs (Level 3) | Reported market value | Tangible book value multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input			1
Equities | Technology | Significant unobservable inputs (Level 3) | Reported market value | Tangible book value multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input			1
Equities | Technology | Significant unobservable inputs (Level 3) | Reported market value | Tangible book value multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input			1
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ (1,514)	$ (1,535)
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.023	0.025
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.24	0.230
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.169	0.160
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 2,728	$ 2,824
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.019	0.026
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.019	0.026
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.019	0.026
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ (1,871)	$ (1,301)
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.562	0.273
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.562	0.273
Other invested assets | Insurance-linked securities pandemic swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.562	0.273
Other invested assets | Insurance-Linked Securities Weather Index Swaps | Significant unobservable inputs (Level 3) | Proprietary option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value			$ (1,267)
Other invested assets | Insurance-Linked Securities Weather Index Swaps | Significant unobservable inputs (Level 3) | Proprietary option model | Index Value Temperature | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input			80.7
Other invested assets | Insurance-Linked Securities Weather Index Swaps | Significant unobservable inputs (Level 3) | Proprietary option model | Index Value Temperature | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input			3,293.8
Other invested assets | Insurance-Linked Securities Weather Index Swaps | Significant unobservable inputs (Level 3) | Proprietary option model | Index Value Temperature | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input			175.3
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 2,153	$ 2,660
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.175	0.415
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.175	0.419
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.175	0.415
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.1
Other invested assets | Notes and loans receivable | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value			$ 2,688
Other invested assets | Notes and loans receivable | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.175
Other invested assets | Notes and loans receivable | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.175
Other invested assets | Notes and loans receivable | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.175
Other invested assets | Notes and loans receivable | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.1
Other invested assets | Notes and loans receivable | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.1
Other invested assets | Notes and loans receivable | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.1
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 932	$ 1,159
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.012	0.008
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.012	0.008
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.012	0.008
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value			$ 1,889
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.1
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.1
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.1
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			9.8
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			9.8
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Adjusted earnings multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			9.8
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.300
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.300
Other invested assets | Private equity-direct | Significant unobservable inputs (Level 3) | Weighted market comparables | Liquidity discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			0.300
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 167,804
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.019
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.15
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.097
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value			$ 14,438
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Net asset value, as reported | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Net asset value, as reported | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Net asset value, as reported | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Market adjustments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			(0.065)
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Market adjustments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			(0.065)
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Market adjustments | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input			(0.065)
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 15,800	$ 19,997
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.030	0.041
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.030	0.041
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.030	0.041

[1]	During 2018, the Company sold a portion of its investment and used the arm's length transaction price as an estimate of the fair value of the remaining holdings.